Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Eurozone ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI Eurozone ETF(a)	9,814,827	$410,750,510

Total Investment Companies — 100.2%
(Cost: $475,334,607)		410,750,510

Total Investments in Securities — 100.2%
(Cost: $475,334,607)		410,750,510

Liabilities in Excess of Other Assets — (0.2)%		(714,543)

Net Assets — 100.0%		$410,035,967

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$1,160,000	$—	$(1,160,000	)(b)	$—	$—	$—	—	$719	$—
iShares MSCI Eurozone ETF	744,520,226	322,360,348	(549,724,456)		24,600,743	(131,006,351)	410,750,510	9,814,827	8,509,107	—
					$24,600,743	$(131,006,351)	$410,750,510		$8,509,826	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	342,845,611	USD	367,273,361	BNP	06/03/22	$803,425
EUR	43,152,734	USD	46,151,717	MS	06/03/22	176,773
EUR	15,592,000	USD	16,539,368	UBS	06/03/22	200,100
EUR	5,934,000	USD	6,367,402	BNP	07/05/22	13,701
USD	4,480,076	EUR	4,165,000	SOC	07/05/22	1,260
						1,195,259
USD	1,599,741	EUR	1,520,000	BBP	06/03/22	(32,121)
USD	359,903,839	EUR	340,706,611	BNP	06/03/22	(5,876,530)
USD	6,891,379	EUR	6,524,000	JPM	06/03/22	(112,744)
USD	43,871,883	EUR	41,537,734	MS	06/03/22	(722,754)
USD	6,977,788	EUR	6,605,000	SOC	06/03/22	(113,296)
USD	4,971,401	EUR	4,697,000	UBS	06/03/22	(71,267)
USD	367,874,712	EUR	342,845,611	BNP	07/05/22	(802,939)
USD	42,874,101	EUR	39,955,734	MS	07/05/22	(92,137)
						(7,823,788)
	Net unrealized depreciation					$(6,628,529)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$410,750,510	$—	$—	$410,750,510
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,195,259	$—	$1,195,259
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,823,788)	—	(7,823,788)
	$—	$(6,628,529)	$—	$(6,628,529)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale
BNP	BNP Paribas SA
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
UBS	UBS AG

Currency Abbreviations

EUR	Euro
USD	United States Dollar

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